Consolidated Condensed Statements of Cash Flows - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2017	Dec. 31, 2016
CASH FLOW FROM OPERATING ACTIVITIES:
Net loss	$ (2,811,407)	$ (668,480)	$ (700,483)	$ 13,501,925
Adjustments to reconcile net loss to net cash used in operating activities:
Accretion expense		180,716	180,716	693,785
Depreciation expense	159,181			2,252
Change in fair value of derivatives	238,204	94,539	44,084	(16,932,425)
Gain on Settlement of assets and payables				(563,585)
Loss on convertible debt	1,372,197	250,149	250,149	2,766,193
Debt discount amortization	240,550
Common stock issued for officer compensation	120,000
Common stock issued for services	18,750
Changes in Operating Assets and Liabilities:
Accounts receivable	(29,128)
Prepaids expenses and deposits	39,500		(75,000)
Other assets	(54,002)
Accounts payable and accrued liabilities	108,682	142,816	431,192	94,624
Accrued liabilities - related parties			(177,852)	(56,572)
Net Cash Used in Operating Activities	(597,473)	(260)	(47,194)	(493,803)
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of intangible asset	(154,829)
Net Cash Used in Investing Activities	(154,829)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from convertible debt	621,830		50,000	285,500
Proceeds from loans payable	154,829			195,000
Payment on note payable	(19,353)
Net Cash Provided by Financing Activities	757,306		50,000	480,500
Net Increase (Decrease) in Cash	5,004	(260)	2,806	(13,303)
Cash at Beginning of Period	3,066	260	260	13,563
Cash at End of Period	8,070		3,066	260
Cash paid during the period for:
Interest
Income taxes
Supplemental disclosure of non-cash activity:
Common shares issued for payment on convertible debt			$ 10,724	$ 2,769,213
Common stock issued for conversion of debt	269,418	10,724
Warrants issued in conjunction with convertible debt	280,483
Liability incurred for asset purchase	$ 6,367,227